SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Convertible Promissory Note (Q2) (Details)	6 Months Ended
Jun. 30, 2022
Convertible Promissory Note [Abstract]
Conversion price percentage	150.00%